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                              WANGER ADVISORS TRUST
                        227 W. MONROE STREET, SUITE 3000
                                CHICAGO, IL 60602


                                   May 3, 2004

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

                              Wanger Advisors Trust
                       1933 Act Registration No. 33-83548
                       1940 Act Registration No. 811-08748

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Wanger Advisors Trust (the "Trust") certifies that:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 20, 2004.

                             Very truly yours,

                             WANGER ADVISORS TRUST


                             By:  /s/ Bruce H. Lauer
                                  ----------------------------------------------
                                  Bruce H. Lauer, Vice President, Secretary and Treasurer